Expense Example - Invesco VI Diversified Dividend Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	73	227	395	883	98	306	531	1,178